UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21571

Rogé Partners Funds

(Exact name of registrant as specified in charter)

 630 Johnson Avenue, Suite 103, Bohemia, NY 11716

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-218-0077

Date of fiscal year end:

6/30

Date of reporting period:  9/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Shares	Security		Value

	EQUITY MUTUAL FUNDS (RIC's) - 6.56%
	Fixed Income - 4.91%
29,225	Angel Oak Multi-Strategy Income Fund		$ 348,654
35,895	PIMCO Income Fund		440,070
9,428	PIMCO Mortgage Opportunities Fund		103,143
3,031	RiverPark Short Term High Yield Fund		30,254
			922,121
	Income - 0.92%
6,000	PIMCO Dynamic Income Fund		172,140

	International - 0.73%
10,390	Templeton Global Total Return Fund		138,086

	TOTAL EQUITY MUTUAL FUNDS
	(Cost $1,266,091)		1,232,347

	COMMON STOCKS - 76.90%
	Aerospace/Defense - 1.20%
31,000	BBA Aviation PLC		153,048
4,500	GenCorp., Inc. +		72,135
			225,183
2,500	Agriculture - 1.15%
	Philip Morris International, Inc.		216,475

	Airlines - 0.74%
1,000	Copa Holdings SA		138,670

	Auto Parts & Equipment - 1.22%
2,500	Standard Motor Products, Inc.		80,400
2,100	TRW Automotive Holdings Corp. +		149,751
			230,151
	Banks - 2.12%
1,300	Bank of the Ozarks, Inc.		62,387
2,300	First Internet Bancorp.		61,525
5,300	JPMorgan Chase & Co.		273,957
			397,869
	Beverages - 3.37%
350	Boston Beer Co., Inc.		85,473
1,850	Diageo PLC		235,098
1,900	Monster Beverage Corp.		99,275
2,700	PepsiCo., Inc.		214,650
			634,496
	Biotechnology - 1.75%
14,700	Exelixis, Inc. +		85,554
4,500	ImmunoGen, Inc. +		76,590
3,800	Seattle Genetics, Inc. +		166,554
			328,698
	Building Materials - 0.31%
10,000	Builders FirstSource, Inc. +		58,800

	Chemicals - 3.59%
1,700	Hawkins, Inc.		64,158
1,300	Minerals Technologies, Inc.		64,181
2,400	Monsanto Co.		250,488
500	NewMarket Corp.		143,955
3,200	Sensient Technologies Corp.		153,248
			676,030
	Commercial Services - 2.95%
3,100	Automatic Data Processing, Inc.		224,378
46,000	G4S PLC		189,352
5,300	Rollins, Inc.		140,503
			554,233
	Computers - 1.77%
6,300	Agilysys, Inc. +		75,096
3,800	Lexmark International, Inc.		125,400
3,500	Synopsys, Inc. +		131,950
			332,446
	Distribution/Wholesale - 0.88%
5,200	LKQ Corp. +		165,672

	Diversified Financial Companies - 4.17%
800	Affiliated Managers Group, Inc. +		146,112
3,000	Artisan Partners Asset Management, Inc.		157,080
7,313	MicroFinancial, Inc.		57,626
3,800	T Rowe Price Group, Inc.		273,334
5,700	TD Ameritrade Holding Corp.		149,226
			783,378
	Electric - 2.36%
5,200	Calpine Corp. +		101,036
3,800	Dominion Resources, Inc. VA		237,424
3,800	MDU Resources Group, Inc.		106,286
			444,746
	Electrical Components & Equipment - 0.72%
1,300	Hubbell, Inc.		136,162

	Electronics - 1.51%
5,500	TE Connectivity Ltd.		284,790

	Food - 1.15%
3,100	Nestle SA		215,760

	Healthcare-Services - 2.11%
3,900	ICON PLC +		159,627
3,300	UnitedHealth Group, Inc.		236,313
			395,940
	Holding Companies - 0.39%
1,342	Jardine Matheson Holdings, Ltd.		73,810

2,100	Home Furnishings - 0.74%
	Harman International Industries, Inc.		139,083

	Household Products - 0.64%
2,000	Church & Dwight Co., Inc.		120,100

	Insurance - 3.76%
5,800	American International Group, Inc. +		282,054
2,400	Berkshire Hathaway, Inc., Class B +		272,424
2,100	Torchmark Corp.		151,935
			706,413
	Internet - 3.38%
900	Amazon.com, Inc.		281,376
320	Google, Inc. +		280,291
13,583	Support.com, Inc. +		74,027
			635,694
	Leisure Time - 0.89%
1,300	Polaris Industries, Inc.		167,934

	Machinery-Diversified - 1.30%
2,000	AG Growth International, Inc.		75,720
4,100	Global Power Equipment Group, Inc.		82,451
700	Pfeiffer Vacuum Technology AG		85,738
			243,909
	Media - 4.44%
4,900	Comcast Corp.		221,235
2,000	Scripps Networks Interactive, Inc.		156,220
3,600	Time Warner, Inc.		236,916
6,600	Twenty-First Century Fox, Inc.		221,100
			835,471
	Metal Fabricate/Hardware - 0.39%
2,000	Sun Hydraulics Corp.		72,500

	Miscellaneous Manufacturing - 1.21%
1,900	3M Co.		226,879

	Oil & Gas - 3.74%
2,400	Exxon Mobil Corp.		206,496
2,500	Occidental Petroleum Corp.		233,850
7,000	Ocean Rig UDW, Inc. +		127,400
7,000	WPX Energy, Inc. +		134,820
			702,566
	Oil & Gas Services - 0.91%
6,000	Enerflex, Ltd.		81,031
1,000	SEACOR Holdings, Inc.		90,440
			171,471
	Packaging & Containers - 0.35%
2,887	UFP Technologies, Inc. +		65,737

	Pharmaceuticals - 5.19%
2,400	Johnson & Johnson		208,056
40,516	Liberator Medical Holdings, Inc. +		82,653
5,000	Nektar Therapeutics+		52,250
2,600	Omnicare, Inc.		144,300
4,500	Sanofi		227,835
2,500	Valeant Pharmaceuticals International, Inc. +		260,825
			975,919
	Pipelines - 1.11%
5,000	Enbridge, Inc.		208,700

	Real Estate - 1.73%
5,400	CBRE Group, Inc. +		124,902
4,200	Kennedy-Wilson Holdings, Inc.		77,952
1,900	WP Carey, Inc.		122,930
			325,784
	Retail - 3.51%
3,100	Bed Bath & Beyond, Inc. +		239,816
600	Cracker Barrel Old Counrty Store, Inc.		61,944
2,200	McDonald's Corp.		211,662
1,800	MSC Industrial Direct Co., Inc.		146,430
			659,852
	Savings & Loan - 0.48%
1,400	Bofl Holding, Inc. +		90,804

	Semiconductors - 1.40%
3,900	QUALCOMM, Inc.		262,704

	Software - 2.19%
8,200	Accelrys, Inc. +		80,852
4,200	Aspen Technology, Inc. +		145,110
10,500	Callidus Software, Inc. +		96,285
9,800	Guidance Software, Inc. +		88,886
			411,133
	Telecommunications - 2.95%
4,200	Alliance Fiber Optic Products, Inc.		85,974
1,650	Crown Castle International Corp. +		120,499
2,400	Silicom Ltd.		88,608
7,400	Vodafone Group PLC		260,332
			555,413
	Textiles - 1.09%
1,100	Mohawk Industries, Inc. +		143,275
600	UniFirst Corp./MA		62,652
			205,927
	Transportation - 2.04%
2,300	CH Robinson Worldwide, Inc.		136,988
2,700	United Parcel Service, Inc.		246,699
			383,687

	TOTAL COMMON STOCKS
	(Cost $12,500,906)		14,460,989

	PREFERRED STOCK - 0.27%
	Diversified Financial Services - 0.27%
2,000	Merrill Lynch Preferred Capital Trust V, 7.28%, Perpetual
	(Cost $49,933)		50,160

Principal
	CORPORATE BONDS - 6.42%
100,000	Building Materials - 0.56%
	USG Corp., 6.30%, 11/15/2016		106,250

	Diversified Financial Companies - 1.20%
15,000	Goldman Sachs Group, Inc. (The), 5.375%, 3/15/2020		16,545
58,000	E*Trade Financial Corp., 6.75%, 6/1/2016		62,060
75,000	Jefferies Group, Inc., 5.50%, 3/15/2016		81,375
67,000	Nuveen Investments, Inc., 5.50%, 9/15/2015		65,325
			225,305
	Diversified Holding Companies - 0.12%
20,000	Leucadia National Corp., 8.125%, 9/15/2015		22,250

	Home Builders - 0.71%
75,000	K Hovnanian Enterprises, Inc., 11.875%, 10/15/2015		86,625
40,000	KB Home, 9.10%, 9/15/2017		46,300
			132,925
	Insurance - 0.23%
45,000	MBIA, Inc., 7.0%, 12/15/2025		42,750

	Iron/Steel - 0.28%
50,000	United States Steel Corp., 6.05%, 6/1/2017		52,750

	Mining - 0.40%
75,000	Kinross Gold Corp., 3.625%, 9/1/2016		75,052

	Pipelines - 0.14%
25,000	Niska Gas Storage US LLC, 8.875%, 3/15/2018		26,000

	Retail - 2.01%
30,000	Gap, Inc. (The), 5.95%, 4/12/2021		33,291
140,000	J Crew Group, Inc. 8.125%, 3/1/2019		148,225
100,000	Sears Holdings Corp., 6.625%, 10/15/2018		94,750
50,000	Toys R Us, Inc., 10.375%, 8/15/2017		48,375
50,000	Toys R Us Property Co II, LLC, 8.50%, 12/1/2017		52,625
			377,266
	Semiconductors - 0.28%
50,000	Advanced Micro Devices, Inc., 8.125%, 12/15/2017		52,500

	Software - 0.21%
40,000	First Data Corp., 11.25%, 3/31/2016		40,200

	Telecommunications - 0.28%
50,000	Cincinnati Bell, Inc., 8.75%, 3/15/2018		53,063

	TOTAL CORPORATE BONDS
	(Cost $1,192,753)		1,206,311

	MUNICIPAL BONDS - 1.06%
50,000	City of Detroit Michigan Sewage Disposal System Revenue, 5.25%, 7/1/2023		49,620
50,000	City of Detroit Michigan Water Supply System Revenue, 5.0%, 7/1/2025		49,298
35,000	City of Detroit Michigan Water Supply System Revenue, 5.0%, 7/1/2022		35,122
45,000	Florida State Dept. of Environmental Protection, 5.456%, 7/1/2019		49,272
25,000	Virginia Tobacco Settlement Financing Corp., 5.00%, 6/1/2047		16,130
	TOTAL MUNICIPAL BONDS (Cost $200,049)		199,442

	U.S. GOVERNMENT & AGENCIES - 0.26%
	U.S. Government & Agencies - 0.26%
28,000	Fannie Mae CMO 2002-33 Class MM, 6.25%, 6/25/2032		30,653
18,114	Fannie Mae CMO 2005-44 Class PE, 5.00%, 7/25/2033		18,478
	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $49,637)		49,131

Shares
	LIMITED PARTNERSHIPS - 0.43%
5,200	Niska Gas Storage Partners LLC
	(Cost $76,819)		80,340

	REITs - 2.91%
3,200	American Campus Communities, Inc.		109,280
7,500	Investors Real Estate Trust		61,875
3,000	STAG Industrial, Inc.		60,360
1,500	Taubman Centers, Inc.		100,965
3,500	Ventas, Inc.		215,250
	(Cost $637,070)		547,730

	SHORT-TERM INVESTMENTS - 0.86%
162,370	First National Bank of Omaha Master Savings Account
	(Cost $162,370)		162,370

	TOTAL INVESTMENTS
	(Cost $16,135,628)(b)	95.67%	$ 17,988,820
	Other assets in excess of liabilities	4.33%	817,514

	TOTAL NET ASSETS	100.00%	$ 18,806,334

RIC - Regulated Investment Company
Non-income producing securities.

 Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $16,135,628 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$2,066,493
		Unrealized depreciation:	(213,301)
		Net unrealized appreciation:	$1,853,192

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of September 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 14,460,989	$ -	$ -	$ 14,460,989
Corporate Bonds	-	1,206,311	-	1,206,311
Equity Mutual Funds (RICs)	1,232,347	-	-	1,232,347
Municipal Bond	-	199,442	-	199,442
Preferred Stock	-	50,160	-	50,160
REITs	547,730	-	-	547,730
U.S. Government and Agencies	-	49,131	-	49,131
Limited Partnerships	80,340	-	-	80,340
Short-Term Investments	162,370	-	-	162,370
Total	$ 16,483,776	$ 1,505,044	$ -	$ 17,988,820

The following is a reconciliation of assets in which level 3 inputs were used in determining value:
	Limited Partnerships		Total
Beginning balance	$ 759,506	$ -	$ 759,506
Total realized gain (loss)	-		-
Change in unrealized appreciation (depreciation)	-	-	-
Return of Capital	-	-	-
Cost of purchases		-	-
Proceeds from sales	(759,506)	-	(759,506)
Accrued interest	-	-	-
Net transfers in/out of level 3	-	-	-
Ending balance	$ -	$ -	$ -

The total change in unrealized appreciation (depreciation) included in the Schedule of Investments attributable to level 3 investments still held at September 30, 2013 includes:
	$ -	$ -	$ -

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rogé Partners Funds

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

11/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

11/29/13

By

*/s/ Susan J. Rogé

       Susan J. Rogé, Treasurer

Date

11/29/13